Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Dec. 31, 2012 Maximum [Member] Kings Gaming [Member]	Dec. 31, 2012 Minimum [Member] Kings Gaming [Member]
Profit Interest Purchase Agreement Initiation Date						Nov. 10, 2010
Acquire Right Percentage Of Profit Interest						100.00%
Cash Consideration Paid						$ 9,000,000	$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital						27,000,000
Business Acquisition Installment Payment						9,000,000
Business Acquisition Minimum Gross Profit Requirement				6,150,000
Business Acquisition Installment Payment Description				9,000,000
Gross Profit				1.25
Incentive Shares Issued		100,000		700,000
Additional Incentive Shares Issued			20,000	10,000
Additional Gross Profit Target			2,000,000	1,000,000
Estimated contingent purchase price- Bao Li Gaming		48,007,120		75,973,890
Business Acquisition Common Stock Shares Issued						1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share						$ 10.74
Business Acquisition Common Stock Value						16,110,000
Payable-King's Gaming Acquisition-Contingent Purchase Price Obligation		9,000,000	12,057,600	18,000,000	44,550,585	50,857,564
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration				14,612,297	6,248,361	50,857,564
Commission Payment Percentage Of Rolling Chip Turnover	1.25%
Fixed Management Fee				77,500
Issue Of Comon Stock Subject To Gross Profit Target		500,000		1,500,000
Estimated Contingent Consideration						50,863,890
Business Acquisition, Cost of Acquired Entity, Transaction Costs						$ 241,730